Expense Example - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend Income Fund - Fidelity Freedom Blend Income Fund - Class K6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 22
3 years	68
5 years	118
10 years	$ 268